CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and banks	R$ 9,881,326	R$ 6,596,510
Cash and cash equivalents	R$ 15,179,753	9,018,818	R$ 8,345,871	R$ 9,505,951
Cash and banks | Fixed
Cash and Cash Equivalents [Line Items]
Average yield p.a. %	4.00%
Domestic market (Brazil)
Cash and Cash Equivalents [Line Items]
Fixed-term deposits	R$ 3,204,403	2,422,308
Domestic market (Brazil) | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	101.37%
Foreign market
Cash and Cash Equivalents [Line Items]
Fixed-term deposits	R$ 2,094,024	R$ 0
Foreign market | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	4.58%